Taxes (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes
Loss before tax	SFr 12,858,599	SFr 14,780,604	SFr 1,644,798
Tax calculated at a tax rate of 13.99% (2019 and 2018 : 23.40%)	1,798,918	3,458,661	384,883
Effect of different tax rates in USA and France	11,046	926	(617)
Deductible expenses charged against equity / deferred costs for issuance of shares	78,164	39,876	693,439
Sale of treasury shares by a subsidiary, recognized as financial income in standalone financial statements	(71,285)	(16,161)	(29,760)
Expenses not deductible for tax purposes	(160,729)	(418,356)	(542,632)
Temporary differences	(2,515)	(140)
Total tax losses not recognized as deferred tax asset	(1,653,599)	(3,064,806)	(505,313)
Income tax expense	SFr 0	SFr 0	SFr 0
Applicable tax rate	13.99%	23.40%	23.40%
Deferred tax assets	SFr 0	SFr 0	SFr 0